CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (360,386)	$ (167,041)	$ (115,517)
Other comprehensive (loss)/income
Foreign currency translation (loss)/gain	(8,469)	2,964	9,530
Total comprehensive loss	(368,855)	(164,077)	(105,987)
Less: Comprehensive loss/(income) attributable to non-controlling interests	545	(28,029)	(11,413)
Total comprehensive loss attributable to the Company	$ (368,310)	$ (192,106)	$ (117,400)